Document And Entity Information	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 06, 2023
Entity Registrant Name	Regional Management Corp.
Entity Central Index Key	0001519401
Entity Emerging Growth Company	false
Securities Act File Number	001-35477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road, Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	864
Local Phone Number	448-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE